Equity - Treasury Share Instruments (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Acquisition price (EUR per share)	€ 3.87	€ 4.00	€ 3.92
Trading price (EUR per share)	€ 3.53	€ 3.39	€ 3.85
Market value	€ 393	€ 288	€ 537
Proportion of total shares classified as treasury shares (as a percent)	1.932%	1.476%	2.411%
Treasury Shares Activity [Roll Forward]
Purchase of treasury shares	€ 223	€ 365	€ 478
Derivative financial instrument notional shares equivalent	193,000,000	193,000,000
Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)	111,099,480	85,217,621	139,329,370
Treasury Shares Activity [Roll Forward]
Treasury shares, beginning balance	85,217,621	139,329,370	98,231,380
Acquisitions (shares)	60,070,274	90,403,530	122,032,764
Scrip dividend (shares)		563,415	6,291,518
Employee share option plan (shares)	(8,845,558)	(5,391,956)	(4,329,826)
Capital increase (reduction) (shares)	(24,779,409)	(139,275,057)	(82,896,466)
Treasury shares, sales (in shares)	(563,448)	(411,681)
Treasury shares, ending balance	111,099,480	85,217,621	139,329,370